Real Estate Assets Narrative Tagging (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2015 USD ($)	May 31, 2015 USD ($)	Dec. 31, 2015 USD ($) Property Unit	Dec. 31, 2013 USD ($)	Sep. 30, 2015 USD ($)	Sep. 01, 2015 USD ($)	Dec. 31, 2014 USD ($) Unit
Real Estate Properties [Line Items]
Gain (Loss) on Sale of Properties			$ 4,599,109
Available-for-sale Securities			47,366,656				$ 70,601,045
Available-for-sale Securities [Member]
Real Estate Properties [Line Items]
Land			7,400,000
The Suites on Paseo [Member]
Real Estate Properties [Line Items]
Business Acquisition, Pro Forma Revenue			1,800,000
Net Income (Loss) Attributable to Parent			$ 1,000,000
Woodland Park [Member]
Real Estate Properties [Line Items]
Business Acquisition, Pro Forma Revenue				$ 1,000,000
Net Income (Loss) Attributable to Parent				$ 164,000
Glynn Place [Member]
Real Estate Properties [Line Items]
Number of Units in Real Estate Property | Unit							128
Proceeds from Sale of Property, Plant, and Equipment	$ 5,500,000
Gain (Loss) on Sale of Properties	$ 1,200,000
The Colonial
Real Estate Properties [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		$ 10,700,000
Gain (Loss) on Sale of Properties		$ 3,400,000
The Suites on Paseo [Member]
Real Estate Properties [Line Items]
Number of Units in Real Estate Property | Unit			394
Real Estate Investment Property, at Cost					$ 43,400,000	$ 43,400,000
Other Assets, Current					200,000
Real Estate Investments, Net			$ 43,600,000
The Suites on Paseo [Member] | Series A and B [Member]
Real Estate Properties [Line Items]
Available-for-sale Securities					$ 41,000,000
Panama City [Member] | Available-for-sale Securities [Member]
Real Estate Properties [Line Items]
Land			$ 2,900,000
St. Petersburg [Member] | Available-for-sale Securities [Member]
Real Estate Properties [Line Items]
Land							$ 3,000,000
Consolidated Properties [Member]
Real Estate Properties [Line Items]
Number of Real Estate Properties | Property			8
Number of Units in Real Estate Property | Unit			2,217
Gain (Loss) on Sale of Properties			$ 0
Limited Partner [Member] | Consolidated Properties [Member]
Real Estate Properties [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			99.00%
Number of Real Estate Properties | Property			1
Limited Liability Company [Member]
Real Estate Properties [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			100.00%
Number of Limited Liability Companies | Property			6
General Partner [Member]
Real Estate Properties [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			1.00%
Gain (Loss) on Sale of Properties			$ 0
KANSAS | Consolidated Properties [Member]
Real Estate Properties [Line Items]
Number of Real Estate Properties | Property			1
NEBRASKA | Consolidated Properties [Member]
Real Estate Properties [Line Items]
Number of Real Estate Properties | Property			2
KENTUCKY | Consolidated Properties [Member]
Real Estate Properties [Line Items]
Number of Real Estate Properties | Property			1
INDIANA | Consolidated Properties [Member]
Real Estate Properties [Line Items]
Number of Real Estate Properties | Property			1
CALIFORNIA | Consolidated Properties [Member]
Real Estate Properties [Line Items]
Number of Real Estate Properties | Property			1
TEXAS | Consolidated Properties [Member]
Real Estate Properties [Line Items]
Number of Real Estate Properties | Property			2